Critical Accounting Estimates and Judgment in Applying Accounting Policies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in earning before tax due to actuarial assumption and model updates	€ (480)	€ (298)
Uniform grading period	10 years
Loss incurred on account of insurance claims	€ (16,680)	40,097	[1]	€ 35,865	[1]
Aegon N.V [member]
Disclosure of changes in accounting estimates [line items]
Decrease in net income due to possible changes in other assumptions	€ 14	€ 8
90-day treasury yield [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	4.70%	0.14%		0.15%
90-day treasury yield [member] | Grading over 10 years [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	2.25%	2.00%		1.50%
Americas [member]
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in earning before tax due to actuarial assumption and model updates	€ 354
Percentage of long-term equity market return assumption	8.00%
United States [member] | Covid Nineteen [member] | Life insurance general account [member]
Disclosure of changes in accounting estimates [line items]
Loss incurred on account of insurance claims	€ 147	€ 345
United States [member] | Long term care products [member]
Disclosure of changes in accounting estimates [line items]
Decrease in gross present value reserve after removing mortality improvement	100	€ 112
The Netherlands [member]
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in earning before tax due to actuarial assumption and model updates	€ 118

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.